FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445
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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/06
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                       Date of reporting period: 09/30/05
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 100.08% of net assets

                          Banking and finance - 4.58%
     8,000 Bancolombia, S.A                                        $    175,600
    21,920 Banco Latinoamericano de Exportaciones, S.A                  372,202
     1,000 Doral Financial Corp.                                         13,070
     4,000 Grupo Financiero Banorte, S.A. de C.V. Series O               35,660
     9,500 Grupo Financiero Inbursa, S.A. de C.V. Series O               16,432

                             Communications - 11.51%
    35,000 America Movil, S.A. de C.V. Series A                          45,448
   135,900 America Movil, S.A. de C.V. Series L                         178,736
    12,200 America Telecom, S.A. de C.V. Series A1*                      50,579
     4,100 Atlantic Tele-Network, Inc.                                  136,120
    11,900 Carso Global Telecom, S.A. de C.V. Series A1*                 23,508
     7,000 Garmin Ltd.                                                  474,810
       725 Grupo Iusacell, S.A. de C.V. *                                 1,813
    16,800 Grupo Radio Centro, S.A. ADR                                 124,152
     4,500 Grupo Televisa, S.A. GDR                                     322,695
    13,000 Grupo Televisa, S.A. Series CPO                               46,419
     1,000 Telefonos de Mexico ADR                                       21,270
    23,400 Telefonos de Mexico, S.A. de C.V. Series A                    23,873
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                    83,544
    13,900 TV Azteca, S.A. de C.V. Series CPO                             8,327

                  Conglomerates and holdings companies - 2.98%
     5,300 Alfa, S.A. de C.V. Series A                                   32,541
    39,400 BB Holdings Ltd.                                             264,413
    15,760 Carlisle Group Ltd.                                           43,529
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B*                                         7,007
     7,900 Desc, S.A. de C.V. Series B*                                   2,074
    10,700 Grupo Carso, S.A. de C.V. Series A1                           23,668
       500 Grupo Imsa, S.A. de C.V. Series UBC                            1,294
     3,300 U.S. Commercial Corp., S.A. de C.V.*                           1,224
     2,900 Vitro, S.A. Series A                                           3,362
     6,000 Vitro, S.A. ADR                                               20,580

                   Construction, housing and related - 11.06%
    22,416 Cemex, S.A. de C.V. Series CPO                               116,630
       500 Cemex S.A. de C.V. ADR                                        26,150
     2,032 Ceramica Carabobo Class A ADR*                                 3,123
     4,200 Consorcio ARA, S.A. de C.V                                    15,932
     1,300 Corporacion Geo S.A. de C.V. Series B                          4,039
       100 Desarrolladora Homex, S.A. de C.V                                510
    19,700 Empresas ICA, Sociedad Controladora, S.A. de C.V.*             7,510
       600 Grupo Cementos de Chihuahua, S.A. de C.V                       1,697
    16,600 Florida Rock Industries, Inc.                              1,063,894
       100 Hylsamex S.A. CPO                                                334
    21,950 Mastec, Inc.*                                                239,255
       200 Sare Holding, S.A. de C.V. Series B                              189
       300 Urbi Dessarrollos Urbanos, S.A. de C.V                         2,226

              Consumer products and related manufacturing - 7.60%
   800,000 Atlas Electricas, S.A                                         31,160
     4,900 Grupo Casa Saba, S.A. ADR                                     84,084
    17,000 Watsco Incorporated                                          902,870

                      Food, beverages and tobacco - 1.66%
       200 Alsea, S.A. de C.V                                               519
     4,800 Coca-Cola Femsa, S.A. de C.V. ADR                            128,208
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          536
     6,200 Fomento Economico Mexicano, S.A. de C.V. Series UBD           43,225
       600 Gruma S.A. de C.V. Series B                                    1,544
     7,500 Grupo Bimbo, S.A. de C.V. Series A                            24,353
     7,600 Grupo Modelo, S.A. de C.V. Series C                           24,530

                         Investment companies - 10.60%
    13,529 The Latin American Discovery Fund, Inc.                      368,530
    24,745 The Latin America Equity Fund, Inc.                          767,095
     4,784 The Mexico Fund                                              136,057
     5,064 Salomon Brothers Emerging Markets Debt Fund                   93,937
     4,075 Salomon Brothers Global High Income Fund                      54,401

                                Leisure - 7.70%
     5,500 Carnival Corp.                                               274,890
    17,500 Royal Caribbean Cruises Ltd.                                 756,000

                                Medical - 3.04%
    15,159 CancerVax Corp.                                               52,147
     8,160 Orthofix International N.V.*                                 355,776

                             Pulp and paper - 0.17%
     6,000 Kimberly-Clark de Mexico, S.A. de C.V. Series A               22,593

                       Railroad and landholdings - 17.07%
    50,500 Florida East Coast Industries Inc.                         2,287,145

                                 Retail - 0.96%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     5,827
     1,380 Grupo Elektra, S.A. de C.V. Series CPO                        10,348
    22,006 Wal-Mart de Mexico, S.A. de C.V. Series V                    111,927

                      Trucking and marine freight - 9.67%
    14,800 Grupo TMM, S.A. ADR*                                          60,680
       640 Seaboard Corporation                                         878,720
    41,799 Trailer Bridge, Inc.*                                        355,292

                               Utilities - 8.32%
    12,000 Caribbean Utilities Ltd. Class A                             140,400
    48,600 Consolidated Water, Inc.                                     974,430

                                 Other - 3.16%
       600 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         2,365
       900 Grupo Mexico, S.A. de C.V. Series B                            1,770
    52,921 Margo Caribe, Inc.*                                          402,200
       843 Siderurgica Venezolana Sivensa ADR                             1,362
        75 Siderurgica Venezolana Sivensa Series B                          121
    45,000 Xcelera, Inc.*                                                15,750

Total common stocks (cost $7,339,409)                              $ 13,406,231

                            Bonds - 0% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)*                                        --

Other assets less liabilities - (0.08%) of net assets              $    (10,727)

Net assets - 100% (applicable to 1,677,636 shares; equivalent
           to $7.98 per share) (a)                                 $ 13,395,504

*Non-income producing

(a) The cost for federal income tax purposes was $7,402,448. At September 30, 2005, net unrealized gain for all securities based on tax cost was $6,003,783. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $6,414,002 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $410,219.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 9, 2005

By /s/Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: November 9, 2005